Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2011	2010	2009
Basic Earnings Per Share:
Net income applicable to common shareholders	$16,312	17,656	15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Basic earnings per share	$8.64	9.35	8.06

	2011	2010	2009
Diluted Earnings Per Share:
Net income applicable to common shareholders	$16,312	17,656	15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Effect of assumed exercise of stock options	35,548	31,112	32,012
Total	$1,923,777	1,919,192	1,917,512
Diluted earnings per share	$8.48	9.20	7.92